Capital - Disclosure of Share Warrants and Non-employee Warrants (Detail)	12 Months Ended
Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/warrants/ shares outstanding	9,968,633
Number of options/warrants/ shares granted	1,707,800
Number of options/warrants/ shares vested/exercised	35,600
Number of options/warrants/ shares voided	982,524
Number of options/warrants/ shares outstanding	10,658,309
Maximum of shares to be issued	10,659,071
Number of options/warrants/ shares exercisable	7,774,432
BSPCE E [member] | 7/27/2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/27/2010
Type	BSPCE E
Number of options/warrants/ shares outstanding	19,702
Number of options/warrants/ shares outstanding	19,702
Maximum of shares to be issued	20,464
Number of options/warrants/ shares exercisable	19,702
Weighted average exercise price | $ / shares	$ 7.97
Free Shares [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	Free shares
Number of options/warrants/ shares outstanding	15,600
Number of options/warrants/ shares vested/exercised	15,600
Free Shares [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Free shares
Number of options/warrants/ shares outstanding	43,000
Number of options/warrants/ shares vested/exercised	20,000
Number of options/warrants/ shares voided	20,000
Number of options/warrants/ shares outstanding	3,000
Maximum of shares to be issued	3,000
Free Shares [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Free shares
Number of options/warrants/ shares outstanding	13,000
Number of options/warrants/ shares outstanding	13,000
Maximum of shares to be issued	13,000
Free Shares [member] | 07/03/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/03/2019
Type	Free shares
Number of options/warrants/ shares granted	3,500
Number of options/warrants/ shares voided	1,000
Number of options/warrants/ shares outstanding	2,500
Maximum of shares to be issued	2,500
Free Shares [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Free shares
Number of options/warrants/ shares granted	6,500
Number of options/warrants/ shares outstanding	6,500
Maximum of shares to be issued	6,500
Free Shares [member] | 07/16/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/16/2019
Type	Free shares
Number of options/warrants/ shares granted	9,000
Number of options/warrants/ shares voided	5,000
Number of options/warrants/ shares outstanding	4,000
Maximum of shares to be issued	4,000
Free Shares [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Free shares
Number of options/warrants/ shares granted	21,500
Number of options/warrants/ shares outstanding	21,500
Maximum of shares to be issued	21,500
Free Shares [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Free shares
Number of options/warrants/ shares granted	16,500
Number of options/warrants/ shares outstanding	16,500
Maximum of shares to be issued	16,500
BSA [member] | 3/27/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/27/2015
Type	BSA
Number of options/warrants/ shares outstanding	130,000
Number of options/warrants/ shares outstanding	130,000
Maximum of shares to be issued	130,000
Number of options/warrants/ shares exercisable	130,000
Weighted average exercise price | $ / shares	$ 38.45
BSA [member] | 5/18/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	05/18/2015
Type	BSA
Number of options/warrants/ shares outstanding	50,000
Number of options/warrants/ shares outstanding	50,000
Maximum of shares to be issued	50,000
Number of options/warrants/ shares exercisable	50,000
Weighted average exercise price | $ / shares	$ 29.58
BSA [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	BSA
Number of options/warrants/ shares outstanding	224,200
Number of options/warrants/ shares outstanding	224,200
Maximum of shares to be issued	224,200
Number of options/warrants/ shares exercisable	224,200
Weighted average exercise price | $ / shares	$ 28.01
BSA [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	BSA
Number of options/warrants/ shares outstanding	147,025
Number of options/warrants/ shares outstanding	147,025
Maximum of shares to be issued	147,025
Number of options/warrants/ shares exercisable	147,025
Weighted average exercise price | $ / shares	$ 27.37
BSA [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	BSA
Number of options/warrants/ shares outstanding	148,000
Number of options/warrants/ shares outstanding	148,000
Maximum of shares to be issued	148,000
Number of options/warrants/ shares exercisable	148,000
Weighted average exercise price | $ / shares	$ 18.68
BSA [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	BSA
Number of options/warrants/ shares outstanding	200,000
Number of options/warrants/ shares outstanding	200,000
Maximum of shares to be issued	200,000
Number of options/warrants/ shares exercisable	133,333
Weighted average exercise price | $ / shares	$ 24.34
Stock options [member] | 3/24/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/24/2015
Type	Stock Options
Number of options/warrants/ shares outstanding	1,730,646
Number of options/warrants/ shares voided	117,652
Number of options/warrants/ shares outstanding	1,612,994
Maximum of shares to be issued	1,612,994
Number of options/warrants/ shares exercisable	1,612,994
Weighted average exercise price | $ / shares	$ 38.45
Stock options [member] | 9/8/2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	09/08/2015
Type	Stock Options
Number of options/warrants/ shares outstanding	1,770,000
Number of options/warrants/ shares voided	146,800
Number of options/warrants/ shares outstanding	1,623,200
Maximum of shares to be issued	1,623,200
Number of options/warrants/ shares exercisable	1,623,200
Weighted average exercise price | $ / shares	$ 27.55
Stock options [member] | 3/14/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	03/14/2016
Type	Stock Options
Number of options/warrants/ shares outstanding	1,785,271
Number of options/warrants/ shares voided	132,676
Number of options/warrants/ shares outstanding	1,652,595
Maximum of shares to be issued	1,652,595
Number of options/warrants/ shares exercisable	1,549,308
Weighted average exercise price | $ / shares	$ 22.44
Stock options [member] | 10/28/2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/28/2016
Type	Stock Options
Number of options/warrants/ shares outstanding	2,369,689
Number of options/warrants/ shares voided	190,796
Number of options/warrants/ shares outstanding	2,178,893
Maximum of shares to be issued	2,178,893
Number of options/warrants/ shares exercisable	1,634,170
Weighted average exercise price | $ / shares	$ 17.90
Stock options [member] | 10/11/2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/11/2017
Type	Stock Options
Number of options/warrants/ shares outstanding	1,182,500
Number of options/warrants/ shares voided	222,500
Number of options/warrants/ shares outstanding	960,000
Maximum of shares to be issued	960,000
Number of options/warrants/ shares exercisable	480,000
Weighted average exercise price | $ / shares	$ 22.57
Stock options [member] | 10/08/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	10/08/2018
Type	Stock Options
Number of options/warrants/ shares outstanding	100,000
Number of options/warrants/ shares voided	50,000
Number of options/warrants/ shares outstanding	50,000
Maximum of shares to be issued	50,000
Number of options/warrants/ shares exercisable	12,500
Weighted average exercise price | $ / shares	$ 24.80
Stock options [member] | 12/17/2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	12/17/2018
Type	Stock Options
Number of options/warrants/ shares outstanding	40,000
Number of options/warrants/ shares outstanding	40,000
Maximum of shares to be issued	40,000
Number of options/warrants/ shares exercisable	10,000
Weighted average exercise price | $ / shares	$ 18.37
Stock options [member] | 07/03/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	07/03/2019
Type	Stock Options
Number of options/warrants/ shares granted	3,000
Number of options/warrants/ shares voided	3,000
Weighted average exercise price | $ / shares	$ 15.69
Stock options [member] | 04/24/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	04/24/2019
Type	Stock Options
Number of options/warrants/ shares granted	1,562,800
Number of options/warrants/ shares voided	93,100
Number of options/warrants/ shares outstanding	1,469,700
Maximum of shares to be issued	1,469,700
Weighted average exercise price | $ / shares	$ 18.25
Stock options [member] | 11/06/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/06/2019
Type	Stock Options
Number of options/warrants/ shares granted	55,000
Number of options/warrants/ shares outstanding	55,000
Maximum of shares to be issued	55,000
Weighted average exercise price | $ / shares	$ 11.06
Stock options [member] | 11/18/2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date	11/18/2019
Type	Stock Options
Number of options/warrants/ shares granted	30,000
Number of options/warrants/ shares outstanding	30,000
Maximum of shares to be issued	30,000
Weighted average exercise price | $ / shares	$ 12.33